Leases (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Balance, beginnng of year	$ 2,385,330	$ 2,761,961
Acqusition of Engine	4,042
Depreciation	(286,515)	(376,631)
Balance, end of year	$ 2,102,857	$ 2,385,330